Summary of Business and Basis of Presentation (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations Details Narrative Abstract
State of incorporation	Oklahoma
Date of incorporation	Feb. 05, 1999
Stockholder's Deficit	$ (2,571,173)	$ (2,637,087)	$ (2,234,494)	$ (18,307,768)
Accumulated deficit	$ (75,620,084)	$ (75,244,112)	$ (74,543,629)